LORD ABBETT AFFILIATED FUND, INC.
LORD ABBETT BLEND TRUST
    Lord Abbett Small-Cap Blend Fund
LORD ABBETT DEVELOPING GROWTH FUND, INC.
LORD ABBETT LARGE-CAP GROWTH FUND
LORD ABBETT SECURITIES TRUST
    Alpha Series
    Lord Abbett All Value Fund
    Lord Abbett International Core Equity Fund
    Lord Abbett International Opportunities Fund
    Lord Abbett Large-Cap Value Fund
    Lord Abbett Micro-Cap Growth Fund
    Lord Abbett Micro-Cap Value Fund
LORD ABBETT TAX-FREE INCOME FUND, INC.
    Lord Abbett California Tax-Free Income Fund
    Lord Abbett Connecticut Tax-Free Income Fund
    Lord Abbett Hawaii Tax-Free Income Fund
    Lord Abbett Minnesota Tax-Free Income Fund
    Lord Abbett Missouri Tax-Free Income Fund
    Lord Abbett National Tax-Free Income Fund
    Lord Abbett New Jersey Tax-Free Income Fund
    Lord Abbett New York Tax-Free Income Fund
    Lord Abbett Texas Tax-Free Income Fund
    Lord Abbett Washington Tax-Free Income Fund
LORD ABBETT TAX-FREE INCOME TRUST
    Florida Series
    Georgia Series
    Michigan Series
    Pennsylvania Series
    Lord Abbett Insured Intermediate Tax-Free Fund


                     Supplement dated April 1, 2004 to the
                                  Prospectuses
                              (Class A, B, C, & P)

With respect to the Funds, Portfolios, and/or Series of the above referenced investment companies, the following section entitled "YOUR INVESTMENT - PURCHASES - REDUCING YOUR CLASS A SHARE FRONT-END SALES CHARGE" is amended as follows:

The tenth bullet point item in the paragraph entitled "CLASS A SHARE PURCHASE WITHOUT A FRONT-END SALES CHARGE" that states:

     "purchases through a broker-dealer operating in an omnibus environment with Lord Abbett that features ten or fewer preferred mutual fund families, including the Lord Abbett-sponsored funds, and that does not offer (directly or through affiliates) a mutual fund wrap account program, so long as the purchases are within 30 days of and with the proceeds from a redemption of a non-Lord Abbett-sponsored fund"

is no longer available to investors as of April 1, 2004, and therefore should be deleted from that section. However, any written direction to transfer retirement account assets from a non-Lord Abbett-sponsored fund or purchase order for Class A Shares, pursuant to that privilege, received by the Fund and/or a broker-dealer prior to April 1, 2004 will be honored at net asset value.

LORD ABBETT AFFILIATED FUND, INC.
LORD ABBETT BLEND TRUST
    Lord Abbett Small-Cap Blend Fund
LORD ABBETT DEVELOPING GROWTH FUND, INC.
LORD ABBETT LARGE-CAP GROWTH FUND
LORD ABBETT SECURITIES TRUST
    Alpha Series
    Lord Abbett All Value Fund
    Lord Abbett International Core Equity Fund
    Lord Abbett International Opportunities Fund
Lord Abbett Large-Cap Value Fund
Lord Abbett Micro-Cap Growth Fund
Lord Abbett Micro-Cap Value Fund
LORD ABBETT TAX-FREE INCOME FUND, INC.
    Lord Abbett California Tax-Free Income Fund
    Lord Abbett Connecticut Tax-Free Income Fund
    Lord Abbett Hawaii Tax-Free Income Fund
    Lord Abbett Minnesota Tax-Free Income Fund
    Lord Abbett Missouri Tax-Free Income Fund
    Lord Abbett National Tax-Free Income Fund
    Lord Abbett New Jersey Tax-Free Income Fund
    Lord Abbett New York Tax-Free Income Fund
    Lord Abbett Texas Tax-Free Income Fund
    Lord Abbett Washington Tax-Free Income Fund
LORD ABBETT TAX-FREE INCOME TRUST
    Florida Series
    Georgia Series
    Michigan Series
    Pennsylvania Series
    Lord Abbett Insured Intermediate Tax-Free Fund


                     Supplement dated April 1, 2004 to the
                  Statements of Additional Information ("SAI")
                              (Class A, B, C, & P)

With respect to the Funds, Portfolios, and/or Series of the above referenced investment companies, the section entitled "PURCHASES, REDEMPTIONS, AND PRICING" is amended as follows:

Item (j) in the first paragraph under "NET ASSET VALUE PURCHASES OF CLASS A SHARES" that states:

     "purchases through a broker-dealer operating in an omnibus environment with Lord Abbett that features ten or fewer preferred mutual fund families, including the Lord Abbett-sponsored funds, and that does not offer (directly or through affiliates) a mutual fund wrap account program, so long as the purchases are within 30 days of, and with the proceeds from, a redemption of a non-Lord Abbett-sponsored fund"

is no longer available to investors as of April 1, 2004, and therefore should be deleted from that section. However, any written direction to transfer retirement account assets from a non-Lord Abbett-sponsored fund or purchase order for Class A Shares, pursuant to that privilege, received by the Fund and/or a broker-dealer prior to April 1, 2004 will be honored at net asset value.